Columbia Integrated Small Cap Growth Fund
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Integrated Small Cap Growth Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 3.3%
Diversified Telecommunication Services 1.2%
Bandwidth, Inc., Class A(a)	6,138	398,786
Interactive Media & Services 1.5%
EverQuote, Inc., Class A(a)	14,120	271,669
Yelp, Inc.(a)	9,471	215,939
Total		487,608
Media 0.6%
DoubleVerify Holdings, Inc.(a)	14,964	145,151
Gambling.com Group Ltd.(a)	20,394	48,537
Total		193,688
Total Communication Services		1,080,082
Consumer Discretionary 9.0%
Automobile Components 1.4%
Dorman Products, Inc.(a)	948	117,476
XPEL, Inc.(a)	7,026	321,229
Total		438,705
Diversified Consumer Services 1.5%
American Public Education, Inc.(a)	3,856	190,756
Coursera, Inc.(a)	21,925	118,176
frontdoor, Inc.(a)	2,908	180,500
Total		489,432
Hotels, Restaurants & Leisure 3.0%
Life Time Group Holdings, Inc.(a)	13,930	460,804
Lindblad Expeditions Holdings, Inc.(a)	4,900	112,455
Rush Street Interactive, Inc.(a)	15,761	399,384
Total		972,643
Household Durables 0.4%
Lovesac Co. (The)(a)	9,174	141,096
Specialty Retail 2.7%
Abercrombie & Fitch Co., Class A(a)	3,205	247,490
Genesco, Inc.(a)	2,336	89,632
Urban Outfitters, Inc.(a)	4,558	331,139
Warby Parker, Inc., Class A(a)	8,800	215,776
Total		884,037
Total Consumer Discretionary		2,925,913
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.4%
Food Products 0.2%
Vital Farms, Inc.(a)	6,083	60,891
Personal Care Products 0.2%
Niagen Bioscience, Inc.(a)	16,937	65,377
Total Consumer Staples		126,268
Energy 3.7%
Energy Equipment & Services 2.4%
Helix Energy Solutions Group, Inc.(a)	27,523	257,340
Oceaneering International, Inc.(a)	1,581	60,442
Oil States International, Inc.(a)	10,314	87,669
Tidewater, Inc.(a)	5,007	367,964
Total		773,415
Oil, Gas & Consumable Fuels 1.3%
Par Pacific Holdings, Inc.(a)	2,175	122,148
Riley Exploration Permian, Inc.	9,010	299,673
Total		421,821
Total Energy		1,195,236
Financials 9.6%
Banks 2.1%
First Business Financial Services, Inc.	5,563	319,984
Orange County Bancorp, Inc.	10,291	351,129
Total		671,113
Capital Markets 2.0%
Acadian Asset Management, Inc.	6,078	439,500
BGC Group, Inc., Class A	20,165	210,724
Total		650,224
Consumer Finance 2.4%
OppFi, Inc.(a)	45,886	389,572
Regional Management Corp.	10,885	400,133
Total		789,705

Columbia Integrated Small Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Integrated Small Cap Growth Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.7%
Flywire Corp.(a)	26,394	423,359
NMI Holdings, Inc., Class A(a)	2,170	77,903
Payoneer Global, Inc.(a)	34,304	178,381
Remitly Global, Inc.(a)	10,740	215,015
Total		894,658
Insurance 0.4%
Heritage Insurance Holdings, Inc.(a)	1,550	33,604
Skyward Specialty Insurance Group, Inc.(a)	1,952	86,122
Total		119,726
Total Financials		3,125,426
Health Care 21.3%
Biotechnology 12.3%
Absci Corp.(a)	5,406	36,490
ACADIA Pharmaceuticals, Inc.(a)	5,366	116,228
Annexon, Inc.(a)	17,787	96,406
Apogee Therapeutics, Inc.(a)	731	60,044
Arcutis Biotherapeutics, Inc.(a)	6,197	132,988
Biohaven Ltd.(a)	6,014	66,214
BridgeBio Pharma, Inc.(a)	6,523	432,214
Celcuity, Inc.(a)	1,052	139,790
CG Oncology, Inc.(a)	3,626	225,864
Cytokinetics, Inc.(a)	1,688	129,571
Ideaya Biosciences, Inc.(a)	2,625	77,359
Insmed, Inc.(a)	1,878	200,777
Janux Therapeutics, Inc.(a)	1,390	20,280
Kailera Therapeutics, Inc.(a)	2,048	46,981
KalVista Pharmaceuticals, Inc.(a)	1,793	48,178
Krystal Biotech, Inc.(a)	506	156,369
Legend Biotech Corp., ADR(a)	2,503	67,981
Madrigal Pharmaceuticals, Inc.(a)	762	378,920
NewAmsterdam Pharma Co. NV(a)	4,065	136,909
Nuvalent, Inc., Class A(a)	1,473	162,604
Olema Pharmaceuticals, Inc.(a)	4,087	53,907
Prime Medicine, Inc.(a)	5,563	19,749
Revolution Medicines, Inc.(a)	2,691	423,779
Rhythm Pharmaceuticals, Inc.(a)	1,652	145,905
Scholar Rock Holding Corp.(a)	2,511	123,792
Common Stocks (continued)
Issuer	Shares	Value ($)
Solid Biosciences, Inc.(a)	8,491	62,324
Summit Therapeutics, Inc.(a)	1,691	29,660
Syndax Pharmaceuticals, Inc.(a)	4,606	90,232
Ultragenyx Pharmaceutical, Inc.(a)	2,031	48,622
Vaxcyte, Inc.(a)	3,186	163,760
Viking Therapeutics, Inc.(a)	3,583	117,307
Total		4,011,204
Health Care Equipment & Supplies 5.2%
AtriCure, Inc.(a)	13,827	382,593
AxoGen, Inc.(a)	7,292	287,888
Glaukos Corp.(a)	1,577	162,983
Haemonetics Corp.(a)	1,225	83,067
Inspire Medical Systems, Inc.(a)	1,736	71,801
iRhythm Holdings, Inc.(a)	639	72,782
Lantheus Holdings, Inc.(a)	2,695	267,613
Sanara MedTech, Inc.(a)	4,288	97,724
Tactile Systems Technology, Inc.(a)	11,323	278,659
Total		1,705,110
Health Care Providers & Services 2.7%
Alignment Healthcare, Inc.(a)	19,017	291,340
LifeStance Health Group, Inc.(a)	19,836	152,936
Progyny, Inc.(a)	2,333	59,632
Viemed Healthcare, Inc.(a)	39,774	391,376
Total		895,284
Health Care Technology 0.6%
Phreesia, Inc.(a)	19,522	192,487
Pharmaceuticals 0.5%
Enliven Therapeutics, Inc.(a)	1,852	73,284
EyePoint, Inc.(a)	5,730	77,813
Total		151,097
Total Health Care		6,955,182
Industrials 23.5%
Aerospace & Defense 4.2%
AAR Corp.(a)	2,783	313,421
Kratos Defense & Security Solutions, Inc.(a)	5,876	376,828
Moog, Inc., Class A	840	302,375
V2X, Inc.(a)	4,475	372,007
Total		1,364,631
Columbia Integrated Small Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Integrated Small Cap Growth Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.5%
Brink’s Co. (The)	1,592	165,600
Construction & Engineering 5.8%
Argan, Inc.	430	286,819
Bowman Consulting Group Ltd.(a)	12,000	378,360
Dycom Industries, Inc.(a)	1,501	765,510
Primoris Services Corp.	3,006	378,095
Tutor Perini Corp.	974	69,631
Total		1,878,415
Electrical Equipment 8.5%
American Superconductor Corp.(a)	5,809	295,910
Amprius Technologies, Inc.(a)	7,352	149,099
Bloom Energy Corp., Class A(a)	4,876	1,389,660
Nextpower, Inc., Class A(a)	4,091	639,832
Vicor Corp.(a)	890	298,008
Total		2,772,509
Machinery 2.5%
Columbus McKinnon Corp.	15,254	243,454
SPX Technologies, Inc.(a)	2,372	513,917
Twin Disc, Inc.	4,126	68,822
Total		826,193
Professional Services 1.0%
Legalzoom.com, Inc.(a)	15,607	98,168
Planet Labs PBC(a)	1,193	61,010
Upwork, Inc.(a)	20,126	177,511
Total		336,689
Trading Companies & Distributors 1.0%
Karat Packaging, Inc.	12,400	336,288
Total Industrials		7,680,325
Information Technology 22.1%
Communications Equipment 1.7%
Applied Optoelectronics, Inc.(a)	490	77,621
Calix, Inc.(a)	2,141	85,104
Harmonic, Inc.(a)	21,380	323,052
KVH Industries, Inc.(a)	7,300	67,744
Total		553,521
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 5.3%
Fabrinet(a)	1,115	729,389
nLight, Inc.(a)	5,700	422,484
Ouster, Inc.(a)	12,705	585,065
Total		1,736,938
IT Services 0.2%
Grid Dynamics Holdings, Inc.(a)	10,638	76,594
Semiconductors & Semiconductor Equipment 7.8%
Ambarella, Inc.(a)	1,322	95,422
Credo Technology Group Holding Ltd.(a)	4,745	1,119,963
Formfactor, Inc.(a)	1,800	224,262
inTEST Corp.(a)	16,500	277,860
Rambus, Inc.(a)	768	111,713
SiTime Corp.(a)	985	699,547
Total		2,528,767
Software 7.1%
Appian Corp.(a)	6,049	141,547
Clear Secure, Inc., Class A	7,805	432,787
D-Wave Quantum, Inc.(a)	3,993	120,349
Freshworks, Inc., Class A(a)	36,795	357,279
Intapp, Inc.(a)	1,925	44,448
LiveRamp Holdings, Inc.(a)	11,471	430,851
Pagaya Technologies Ltd., Class A(a)	3,839	58,046
PagerDuty, Inc.(a)	29,039	288,938
Sprout Social, Inc., Class A(a)	19,934	149,106
Viant Technology, Inc., Class A(a)	24,089	306,412
Total		2,329,763
Total Information Technology		7,225,583
Materials 4.3%
Chemicals 0.3%
Innospec, Inc.	944	78,295
Metals & Mining 4.0%
Century Aluminum Co.(a)	3,125	206,156
Coeur Mining, Inc.	20,846	402,745
Constellium SE(a)	3,282	112,441

Columbia Integrated Small Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Integrated Small Cap Growth Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kaiser Aluminum Corp.	1,672	304,371
SSR Mining, Inc.(a)	9,185	286,756
Total		1,312,469
Total Materials		1,390,764
Real Estate 1.7%
Health Care REITs 0.4%
Strawberry Fields REIT, Inc.	10,853	142,391
Retail REITs 0.7%
CBL & Associates Properties, Inc.	3,250	156,293
Tanger, Inc.	1,633	58,902
Total		215,195
Specialized REITs 0.6%
Outfront Media, Inc.	5,983	192,892
Total Real Estate		550,478
Total Common Stocks (Cost $24,542,065)		32,255,257

Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Metsera, Inc., CVR(a),(b),(c)	1,293	5,818
Total Health Care		5,818
Total Rights (Cost $3,715)		5,818

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(d),(e)	296,893	296,775
Total Money Market Funds (Cost $296,774)		296,775
Total Investments in Securities (Cost: $24,842,554)		32,557,850
Other Assets & Liabilities, Net		78,140
Net Assets		32,635,990
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At May 31, 2026, the total market value of these securities amounted to $5,818, which represents 0.02% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Metsera, Inc., CVR	07/14/2025-11/11/2025	1,293	3,715	5,818

(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	334,573	8,554,490	(8,592,288)	—	296,775	(117)	13,058	296,893
Abbreviation Legend
ADR	American Depositary Receipt
CVR	Contingent Value Rights
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Integrated Small Cap Growth Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT318_(07/26)